OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Employees and related accruals	$ 7,105	$ 10,721
Government authorities	12,672	6,446
Deferred revenue	4,152	18,945
Other	8,940	2,454
Total	$ 32,869	$ 38,566